Long-Term Debt, net (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended			7 Months Ended	11 Months Ended	12 Months Ended
	Mar. 13, 2019	Mar. 31, 2021	May 08, 2020	Apr. 23, 2019	May 31, 2021	Jun. 25, 2020	Jun. 22, 2020	Jun. 30, 2019	Jul. 27, 2020	Nov. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt Instrument Prepayment Amount											$ 35,507,000	$ 3,040,000	$ 33,833,000
Borrowings											$ 31,303,000	36,552,000
Increase (decrease) in number of shares outstanding							342,857
Par value per share											$ 0.004
Gains (losses) on change in fair value of derivatives											$ 181,000	(1,647,000)	1,950,000
Proceeds from borrowings, classified as financing activities											34,250,000	0	43,700,000
Long -term borrowings											31,750,000	$ 37,000,000
Non-current derivative financial liabilities											$ 92,000
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											5.69%	9.44%
Firment Shipping Inc. [member]
Disclosure of detailed information about borrowings [line items]
Line Of Credit Facility Maximum Borrowing Capacity										$ 15,000,000
Description of borrowings										for the purpose of financing its general working capital needs
Borrowings Default Interest Rate										2.00%
Borrowings, maturity										October 31, 2021
Line Of Credit Facility Drawndown Amounts Multiples										$ 100,000
Borrowings, interest rate										3.50%	7.00%
Debt Instrument Convertible Conversion Multiplier										80.00%
Borrowings				$ 3,100,000
Interest payable				$ 70,000
Debt Instrument Convertible Conversion Price				$ 280
Increase (decrease) in number of shares outstanding				11,322
Par value per share				$ 0.004
Gains (losses) on change in fair value of derivatives				$ 117,000					$ 220,000			$ 189,000	135,000
Repayments of current borrowings									$ 863,000
Firment Shipping Inc. [member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Proportion Of Ownership Interests Held By Controlling Party											40.00%
EnTrust loan facility [member]
Disclosure of detailed information about borrowings [line items]
Line Of Credit Facility Maximum Borrowing Capacity								$ 37,000,000
Description of borrowings								for the purpose of refinancing the existing indebtedness secured on the ships and for general corporate purposes
Borrowings, interest rate basis								LIBOR
Borrowings, adjustment to interest rate basis								8.50%
Borrowings Default Interest Rate								10.50%
Debt Instrument Prepayment Amount		$ 6,000,000
Long -term borrowings												37,000,000
Amended And Restated Agreement [member] | Firment Shipping Inc. [member]
Disclosure of detailed information about borrowings [line items]
Line Of Credit Facility Maximum Borrowing Capacity			$ 14,200,000
Borrowings, maturity			October 31, 2021
Undrawn borrowing facilities												14,200,000
Convertible Note [member]
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 1,168,000	$ 1,789,000
Debt Instrument Convertible Conversion Price												$ 100
Par value per share	$ 0.004											$ 0.004	$ 0.004
Gains (losses) on change in fair value of derivatives												$ 1,343,000	$ 1,815,000
Debt instruments issued	$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Line of Credit Facility, Frequency of Payment and Payment Terms	annually
Proceeds from borrowings, classified as financing activities	$ 5,000,000
Long -term borrowings	1,783,000
Non-current derivative financial liabilities	$ 3,217,000
Number of shares issued												11,678	8,676
Repayments of bonds, notes and debentures						$ 2,528,000
CIT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Line Of Credit Facility Maximum Borrowing Capacity					$ 34,250,000
Description of borrowings					used a significant portion of the proceeds to fully repay the amounts outstanding under the loan agreement with EnTrust
Borrowings, interest rate basis					LIBOR
Borrowings, adjustment to interest rate basis					3.75%
Borrowings Default Interest Rate					5.75%
Borrowings, maturity					August 2026
Proceeds from borrowings, classified as financing activities					$ 34,250,000
Percentage of coverage of borrowing capacity					52.50%
Number of loan tranches					6
Number of repayment installments					20
Borrowings Frequency Of Periodic Payment					quarterly
Periodic payment					$ 1,250,000
Borrowings Periodic Payment Terms Balloon Payment To Be Paid					$ 9,250,000
Debt Instrument Covenant Description					Each borrower must create a reserve fund in the reserve account to meet the anticipated dry docking and special survey fees and expenses for the relevant ship owned by it and (for certain ships) the installation of ballast water treatment system on the ship owned by it by maintaining in the reserve account a minimum credit balance that may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that ship). Amounts must be paid into this reserve account quarterly, such that $1.2 million is set aside by each borrower for its ship’s special survey, except for Serena Maritime Limited, who is required to set aside quarterly payments that aggregate to $900.
CIT Loan Facility [member] | SWAP Agreement [member]
Disclosure of detailed information about borrowings [line items]
Percentage of upfront fee in loan agreement					1.25%
CIT Loan Facility [member] | SWAP Agreement [member] | Prepayment occurs on or before May 10, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Percentage of upfront fee in loan agreement					2.00%
CIT Loan Facility [member] | SWAP Agreement [member] | Prepayment occurs on or before May 10, 2023 but after May 10, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Percentage of upfront fee in loan agreement					1.00%